Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000024900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000024900 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000024900 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[1]
C000024900 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000024900 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000024900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[1]
C000024900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[1]
C000024900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[1]
C000024900 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[1]
C000024900 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000024900 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000024901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000024901 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000024901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[2]
C000024901 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
C000024901 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000024901 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[2]
C000024901 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[2]
C000024901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
C000024901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[2]
C000024901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000024901 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000024902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000024902 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000024902 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[3]
C000024902 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[3]
C000024902 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000024902 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[3]
C000024902 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[3]
C000024902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[3]
C000024902 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[3]
C000024902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000024902 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000039971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000039971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000039971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[4]
C000039971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000039971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000039971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[4]
C000039971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[4]
C000039971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[4]
C000039971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[4]
C000039971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000039971 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000095957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000095957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000095957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[5]
C000095957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[5]
C000095957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000095957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[5]
C000095957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[5]
C000095957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[5]
C000095957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[5]
C000095957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000095957 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000024903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000024903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000024903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[6]
C000024903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000024903 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000024903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000024903 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[6]
C000024903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[6]
C000024903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[6]
C000024903 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000024903 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000024904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000024904 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000024904 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[7]
C000024904 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000024904 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000024904 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000024904 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[7]
C000024904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[7]
C000024904 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[7]
C000024904 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000024904 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000024905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000024905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000024905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[8]
C000024905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000024905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000024905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000024905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[8]
C000024905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[8]
C000024905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[8]
C000024905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000024905 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000095958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000095958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000095958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[9]
C000095958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000095958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000095958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000095958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[9]
C000095958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[9]
C000095958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[9]
C000095958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000095958 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000232602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000232602 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000232602 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[10]
C000232602 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000232602 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000232602 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000232602 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[10]
C000232602 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[10]
C000232602 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%	[10]
C000232602 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000232602 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000024906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000024906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[11]
C000024906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[11]
C000024906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11]
C000024906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[11]
C000024906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[11]
C000024906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[11]
C000024906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11]
C000024906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[11]
C000024906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000024906 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000024906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000024906 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[11]
C000024908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000024908 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[12]
C000024908 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000024908 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000024908 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000024908 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[12]
C000024908 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[12]
C000024908 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000024908 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[12]
C000024908 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000024908 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000024908 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000024908 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[12]
C000111113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000111113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[13]
C000111113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[13]
C000111113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13]
C000111113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000111113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[13]
C000111113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[13]
C000111113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[13]
C000111113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[13]
C000111113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000111113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000111113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000111113 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[13]
C000024909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000024909 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[14]
C000024909 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000024909 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[14]
C000024909 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000024909 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[14]
C000024909 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[14]
C000024909 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[14]
C000024909 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[14]
C000024909 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000024909 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000024909 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000024910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000024910 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[15]
C000024910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[15]
C000024910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000024910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000024910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[15]
C000024910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[15]
C000024910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[15]
C000024910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[15]
C000024910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000024910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000024910 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000024911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000024911 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[16]
C000024911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[16]
C000024911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[16]
C000024911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000024911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[16]
C000024911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[16]
C000024911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[16]
C000024911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[16]
C000024911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000024911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
C000024911 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000156504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000156504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[17]
C000156504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[17]
C000156504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000156504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000156504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[17]
C000156504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[17]
C000156504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[17]
C000156504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%	[17]
C000156504 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000156504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000156504 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000024912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000024912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[18]
C000024912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[18]
C000024912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000024912 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000024912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000024912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[18]
C000024912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[18]
C000024912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[18]
C000024912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000024912 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000024912 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000024912 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[18]
C000024914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000024914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[19]
C000024914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[19]
C000024914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[19]
C000024914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000024914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000024914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[19]
C000024914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[19]
C000024914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[19]
C000024914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[19]
C000024914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000024914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000024914 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[19]
C000095959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000095959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[20]
C000095959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[20]
C000095959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[20]
C000095959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[20]
C000095959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000095959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[20]
C000095959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[20]
C000095959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%	[20]
C000095959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[20]
C000095959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[20]
C000095959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000095959 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[20]
C000024915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000024915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000024915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%	[21]
C000024915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000024915 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000024917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000024917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000024917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%	[22]
C000024917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000024917 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000156505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000156505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000156505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%	[23]
C000156505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[23]
C000156505 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000024918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000024918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[24]
C000024918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[24]
C000024918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[24]
C000024918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[24]
C000024918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[24]
C000024918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[24]
C000024918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[24]
C000024918 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[24]
C000024920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000024920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000024920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000024920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[25]
C000024920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[25]
C000024920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[25]
C000024920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[25]
C000024920 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[25]
C000024920 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[25]
C000051550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000051550 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[26]
C000051550 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[26]
C000051550 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[26]
C000051550 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[26]
C000051550 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[26]
C000051550 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[26]
C000051550 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[26]
C000051550 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[26]
C000095960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000095960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[27]
C000095960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[27]
C000095960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[27]
C000095960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[27]
C000095960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[27]
C000095960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[27]
C000095960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[27]
C000095960 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[27]
C000193201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000193201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[28]
C000193201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[28]
C000193201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[28]
C000193201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[28]
C000193201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[28]
C000193201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[28]
C000193201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[28]
C000193201 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[28]
C000059337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000059337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[29]
C000059337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[29]
C000059337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[29]
C000059337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[29]
C000059337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[29]
C000059337 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[29]
C000059337 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[29]
C000059339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000059339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[30]
C000059339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[30]
C000059339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[30]
C000059339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[30]
C000059339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[30]
C000059339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[30]
C000059339 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[30]
C000059340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000059340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[31]
C000059340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000059340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[31]
C000059340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[31]
C000059340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[31]
C000059340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000059340 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[31]
C000095961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000095961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[32]
C000095961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[32]
C000095961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[32]
C000095961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[32]
C000095961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[32]
C000095961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[32]
C000095961 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000179520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000179520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[33]
C000179520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[33]
C000179520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[33]
C000179520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[33]
C000179520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[33]
C000179520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[33]
C000179520 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[33]
C000199574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000199574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[34]
C000199574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[34]
C000199574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[34]
C000199574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[34]
C000199574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%	[34]
C000199574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[34]
C000199574 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[34]
C000228969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000228969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[35]
C000228969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[35]
C000228969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000228969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[35]
C000228969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[35]
C000228969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[35]
C000228969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[35]
C000228969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
C000228969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[35]
C000228969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[35]
C000228969 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[35]
C000228970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000228970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[36]
C000228970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[36]
C000228970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000228970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[36]
C000228970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[36]
C000228970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[36]
C000228970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[36]
C000228970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[36]
C000228970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
C000228970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[36]
C000228970 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[36]
C000206144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[37]
C000206144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[37]
C000206144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[37]
C000206144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000206144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[37]
C000206144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[37]
C000206144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[37]
C000206144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[37]
C000206144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000206144 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[37]
C000206144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[37]
C000206144 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[37]
C000225967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000225967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[38]
C000225967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[38]
C000225967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000225967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[38]
C000225967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[38]
C000225967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[38]
C000225967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[38]
C000225967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[38]
C000225967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[38]
C000225967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[38]
C000225967 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[38]
C000206145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
C000206145 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[39]
C000206145 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[39]
C000206145 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000206145 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[39]
C000206145 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[39]
C000206145 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[39]
C000206145 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[39]
C000206145 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000206145 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[39]
C000206145 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000206145 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[39]
C000248571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[40]
C000248571 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[40]
C000248571 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[40]
C000248571 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[40]
C000248571 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000248571 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[40]
C000248571 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[40]
C000248571 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[40]
C000248571 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000248571 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000248567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000248567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[41]
C000248567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[41]
C000248567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[41]
C000248567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[41]
C000248567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[41]
C000248567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[41]
C000248567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[41]
C000248567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000248567 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000248568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[42]
C000248568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[42]
C000248568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[42]
C000248568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[42]
C000248568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[42]
C000248568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[42]
C000248568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[42]
C000248568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[42]
C000248568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000248568 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000248569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000248569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[43]
C000248569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[43]
C000248569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[43]
C000248569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000248569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[43]
C000248569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[43]
C000248569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[43]
C000248569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000248569 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[43]
C000248570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000248570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[44]
C000248570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[44]
C000248570 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[44]
C000248570 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[44]
C000248570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[44]
C000248570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[44]
C000248570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[44]
C000248570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000248570 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000248576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000248576 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[45]
C000248576 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[45]
C000248576 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[45]
C000248576 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000248576 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[45]
C000248576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[45]
C000248576 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[45]
C000248576 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000248576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[45]
C000248576 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45]
C000248572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000248572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[46]
C000248572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[46]
C000248572 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[46]
C000248572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
C000248572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[46]
C000248572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[46]
C000248572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[46]
C000248572 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000248572 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000248572 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[46]
C000248573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000248573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[47]
C000248573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[47]
C000248573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000248573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[47]
C000248573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[47]
C000248573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[47]
C000248573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[47]
C000248573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[47]
C000248573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000248573 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[47]
C000248574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000248574 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[48]
C000248574 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[48]
C000248574 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[48]
C000248574 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000248574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[48]
C000248574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[48]
C000248574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[48]
C000248574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000248574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000248574 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[48]
C000248575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000248575 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[49]
C000248575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[49]
C000248575 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000248575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000248575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[49]
C000248575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[49]
C000248575 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[49]
C000248575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[49]
C000248575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[49]
C000248575 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[49]

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